Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense
The composition of income tax expense for the years ended December 31, 2022, 2021, and 2020 was as follows:

(in thousands)	2022	2021	2020
Current:
Federal	$4,591	$5,351	$4,268
State	(134)	630	—
Total current	4,457	5,981	4,268
Deferred:
Federal	(119)	(284)	(1,085)
State	—	—	—
Total deferred	(119)	(284)	(1,085)
Total income tax expense	$4,338	$5,697	$3,183

Schedule of Applicable Income Tax Expense
Applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2022, 2021, and 2020 are as follows:

	2022		2021		2020
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$25,089		$28,214		$17,476
Tax at statutory federal income tax rate	$5,269	21.00%	$5,925	21.00%	$3,670	21.00%
Tax-exempt income, net	(821)	(3.27)	(733)	(2.60)	(487)	(2.79)
State income tax, net of federal tax benefit	(106)	(0.42)	498	1.76	—	—
Other, net	(4)	(0.02)	7	0.03	—	—
Provision for income tax expense	$4,338	17.29%	$5,697	20.19%	$3,183	18.21%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	The components of deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021 were as follows:

(in thousands)	2022	2021
Deferred tax assets:
Allowance for loan losses	$3,267	$2,961
Securities	9,714	—
Pension	—	262
Other real estate owned	559	611
Deferred loan fees	462	401
Lease liability	322	386
Intangible assets	18	20
Accrued / deferred compensation	668	581
Other	420	392
Total deferred tax assets	$15,430	$5,614
Deferred tax liabilities:
Premises and equipment	$427	$428
Mortgage servicing rights	609	558
Deferred loan costs	422	327
Pension	378	—
Right-of-use asset	313	378
Prepaid expenses	456	409
Securities	—	117
Other	9	5
Total deferred tax liabilities	2,614	2,222
Net deferred tax assets	$12,816	$3,392